Earnings Per Share (Tables)	9 Months Ended
Jul. 31, 2024
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Net income attributable to bank shareholders	$1,865	$1,563	$5,017	$2,722
Dividends on preferred shares and distributions on other equity instruments	(51)	(41)	(234)	(206)
Net income available to common shareholders	$1,814	$1,522	$4,783	$2,516
Weighted-average number of common shares outstanding (in thousands)	729,449	715,432	727,174	706,044
Basic earnings per common share (Canadian $)	$2.49	$2.13	$6.58	$3.56
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Net income available to common shareholders adjusted for impact of dilutive instruments	$1,814	$1,522	$4,783	$2,516
Weighted-average number of common shares outstanding (in thousands)	729,449	715,432	727,174	706,044
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,473	4,320	3,629	4,531
Common shares potentially repurchased	(2,730)	(3,375)	(2,793)	(3,299)
Weighted-average number of diluted common shares outstanding (in thousands)	730,192	716,377	728,010	707,276
Diluted earnings per common share (Canadian $)	$2.48	$2.12	$6.57	$3.56

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 3,309,605 and 3,197,420 with a weighted-average exercise price of $129.73 and $130.81, respectively, for the three and nine months ended July 31, 2024 (2,270,156 and 2,178,439 with a weighted-average exercise price of $135.00 and $136.27, respectively, for the three and nine months ended July 31, 2023) as the average share pr ice for t
he period did not exceed the exercise price.

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).